FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Needham Bank 401(k) Plan
FAIR VALUE MEASUREMENTS
Schedule of Plan's Assets Fair Value Hierarchy

	December 31, 2025
	Level 1	Level 2	Level 3	Fair Value

Mutual funds	$12,225,708	$-	$-	$12,225,708
Collective investment trusts	-	33,875,824	-	33,875,824
Pooled separate accounts	-	7,300,690	-	7,300,690
Self-directed brokerage accounts	567,911	-	-	567,911
NB Bancorp, Inc. common stock	11,892,043	-	-	11,892,043

Total investments at fair value	$24,685,662	$41,176,514	$-	$65,862,176

	December 31, 2024
	Level 1	Level 2	Level 3	Fair Value

Mutual funds	$9,910,111	$-	$-	$9,910,111
Collective investment trusts	-	27,984,130	-	27,984,130
Pooled separate accounts	-	6,008,358	-	6,008,358
Self-directed brokerage accounts	432,770	-	-	432,770
NB Bancorp, Inc. common stock	11,435,613	-	-	11,435,613

Total investments at fair value	$21,778,494	$33,992,488	$-	$55,770,982